INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current (expense) benefit	$ 32	$ 11	$ (112)
Deferred (expense) benefit	(420)	(203)	739
Total	$ (388)	$ (192)	$ 627